Finance Costs - Summary of Finance Costs (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Material income and expense [abstract]
Interest expense, Bank loans	$ 500.9		$ 1,869.4	$ 1,417.3
Interest expense, Corporate bonds	1,337.3		1,139.9	1,633.8
Lease liabilities	227.8		240.9
Interest expense, Others	15.5		0.7	0.1
Finance costs	$ 2,081.5	$ 74.1	$ 3,250.9	$ 3,051.2